Income Tax Expense - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2019 USD ($)
Statement [line items]
Applicable income tax rate	15.00%	15.00%	15.00%
Percentage of withholding tax	10.00%
Deferred tax liability for withholding tax payable	¥ 106.9	¥ 106.9		$ 15.1
Unrecognized deferred tax liability relating to undistributed earnings	¥ 253.5	¥ 249.2		$ 35.8
PRC [member]
Statement [line items]
Unrecognized tax losses expiration period for subsidiaries that have a history of losses	5 years
Malaysia [member]
Statement [line items]
Unrecognized tax losses expiration period for subsidiaries that have a history of losses	7 years